Mar-29-06 12:11pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-694 P.002/003 F-469

Antonio Aliberti
Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

06027973

NYSE

1-6880

Cert NYS

March 29, 2006

MAR 29 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, U.S. Bancorp, Depositary Shares (Each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 29, 2006. Tentative listing date – March 31, 2006.

Sincerely,

Antonio Aliberti

PROCESSED
APR 03 2006
THOMSON
FINANCIAL